Acquisitions	12 Months Ended
Oct. 29, 2017
Acquisitions
Acquisitions

Note B

Acquisitions

On August 22, 2017, the Company acquired Cidade do Sol (Ceratti) for a preliminary purchase price of approximately $103.5 million, subject to customary working capital adjustments. The transaction was funded by the Company with cash on hand. The Company has completed a preliminary allocation of the fair value of Ceratti. Allocations are based on the acquisition method of accounting and in-process third party valuation appraisals. Refer to Note D for preliminary amounts assigned to goodwill and intangible assets.

Ceratti is a growing, branded, value-added meats company in Brazil offering more than 70 products in 15 categories including authentic meats such as mortadella, sausage, and salami for Brazilian retail and foodservice markets under the popular Ceratti® brand. The acquisition of the Ceratti® brand allows the Company to establish a full in-country presence in the fast-growing Brazilian market with a premium brand.

Operating results for this acquisition have been included in the Company’s Consolidated Statements of Operations from the date of acquisition and are reflected in the International & Other segment.

On August 16, 2017, the Company acquired Fontanini Italian Meats and Sausages (Fontanini), a branded foodservice business, from Capitol Wholesale Meats, Inc. for a preliminary purchase price of $427.9 million, subject to customary working capital adjustments. The transaction provides a cash flow benefit resulting from the amortization of the tax basis of assets, the net present value of which is approximately $90.0 million. The transaction was funded by the Company with cash on hand and by utilizing short-term financing. The Company has completed a preliminary allocation of the fair value of Fontanini.

Allocations are based on the acquisition method of accounting and in-process third party valuation appraisals. Refer to Note D for preliminary amounts assigned to goodwill and intangible assets.

Fontanini specializes in authentic Italian meats and sausages, as well as a variety of other premium meat products including pizza toppings and meatballs and allows the Company to expand the foodservice business.

Operating results for this acquisition have been included in the Company’s Consolidated Statements of Operations from the date of acquisition and are reflected in the Refrigerated Foods segment.

On May 26, 2016, the Company acquired Justin’s, LLC (Justin’s) of Boulder, Colorado, for a final purchase price of $280.9 million. The transaction provides a cash flow benefit resulting from the amortization of the tax basis of assets, the net present value of which is approximately $70.0 million. The purchase price was funded by the Company with cash on hand and by utilizing short-term financing. Primary assets acquired include goodwill of $186.4 million and intangibles of $89.9 million.

Justin’s is a pioneer in nut butter-based snacking and this acquisition allows the Company to enhance its presence in the specialty natural and organic nut butter category, complementing Skippy® peanut butter products.

Operating results for this acquisition are included in the Company’s Consolidated Statements of Operations from the date of acquisition and are reflected in the Grocery Products segment.